PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2003	Feb. 28, 2003
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%
Pension benefit obligations at beginning of year	Rp (197)
Return on plan assets (excluding amount included in net interest expense)	1,708	Rp 1,188
Pension benefit obligations at end of year	1,540	(197)
Funded status	(1,540)	197
Funded pension | Present value of the defined benefit obligations | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	18,849	16,505
Service costs	366	363
Past service cost - plan amendments	94	245
Interest costs	1,454	1,444
Pension plan participants’ contributions	(41)	(44)
Actuarial losses recognized in OCI	2,862	1,680
Pension benefits paid	(1,312)	(1,432)
Pension benefit obligations at end of year	22,354	18,849
Funded pension | Plan assets | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(19,046)	(17,834)
Interest costs	(1,388)	(1,458)
Return on plan assets (excluding amount included in net interest expense)	1,708	1,188
Pension plan participants’ contributions	41	44
Pension benefits paid	1,312	1,432
Plan administration costs	(57)	(46)
Pension benefit obligations at end of year	(20,814)	Rp (19,046)
Additional pension benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - plan amendments	657
Actuarial losses recognized in OCI	419
Pension benefit obligations at end of year	Rp 1,076